SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.4%

Consumer Durables - 1.4%
Sony Group Corp., ADR	66,000	1,675,740
Take-Two Interactive Software, Inc. *	6,350	1,316,037

		2,991,777

Consumer Non-Durables - 2.0%
Constellation Brands, Inc.	7,425	1,362,636
Mondelez International, Inc.	12,850	871,873
NIKE, Inc.	9,050	574,494
PepsiCo, Inc.	10,000	1,499,400

		4,308,403

Consumer Services - 3.3%
McDonald’s Corp.	6,650	2,077,260
Visa, Inc.	13,650	4,783,779

		6,861,039

Electronic Technology - 27.0%
Apple, Inc.	104,575	23,229,245
Applied Materials, Inc.	22,175	3,218,036
Arista Networks, Inc. *	15,000	1,162,200
Broadcom, Inc.	41,800	6,998,574
NVIDIA Corp.	173,100	18,760,578
Palo Alto Networks, Inc. *	18,450	3,148,308
Vertiv Holdings Co.	6,175	445,835

		56,962,776

Energy Minerals - 1.2%
ConocoPhillips	24,600	2,583,492

Finance - 2.6%
Chubb, Ltd.	5,050	1,525,050
Goldman Sachs Group, Inc.	5,150	2,813,393
JPMorgan Chase & Co.	4,900	1,201,970

		5,540,413

Health Services - 3.0%
Centene Corp. *	16,425	997,162
UnitedHealth Group, Inc.	10,125	5,302,968

		6,300,130

Health Technology - 6.6%
Abbott Laboratories	15,500	2,056,075
AbbVie, Inc.	2,975	623,322
Dexcom, Inc. *	22,000	1,502,380
Eli Lilly & Co.	5,160	4,261,696
Intuitive Surgical, Inc. *	3,800	1,882,026
Novo Nordisk A/S, ADR	7,600	527,744
Thermo Fisher Scientific, Inc.	5,250	2,612,400
Zimmer Biomet Holdings, Inc.	3,075	348,028

		13,813,671

Industrial Services - 1.8%
Cheniere Energy, Inc.	13,675	3,164,395
Williams Cos., Inc.	11,800	705,168

		3,869,563

Non-Energy Minerals - 0.4%
Trex Co., Inc. *	13,800	801,780

Name of Issuer	Quantity	Fair Value ($)

Process Industries - 1.5%
Linde, PLC	2,650	1,233,946
Sherwin-Williams Co.	5,225	1,824,518

		3,058,464

Producer Manufacturing - 5.5%
BAE Systems, PLC, ADR	15,500	1,274,565
Eaton Corp., PLC	3,975	1,080,524
Emerson Electric Co.	9,800	1,074,472
General Dynamics Corp.	3,550	967,659
Honeywell International, Inc.	8,425	1,783,994
Northrop Grumman Corp.	1,875	960,019
Parker-Hannifin Corp.	3,150	1,914,728
Siemens AG, ADR	21,675	2,500,861

		11,556,822

Retail Trade - 10.3%
Amazon.com, Inc. *	63,000	11,986,380
Home Depot, Inc.	8,425	3,087,678
Lululemon Athletica, Inc. *	4,425	1,252,541
Netflix, Inc. *	2,300	2,144,819
TJX Cos., Inc.	18,075	2,201,535
Ulta Beauty, Inc. *	2,800	1,026,312

		21,699,265

Technology Services - 28.5%
Accenture, PLC	10,200	3,182,808
Adobe, Inc. *	6,250	2,397,063
Alphabet, Inc. - Class A	12,500	1,933,000
Alphabet, Inc. - Class C	73,500	11,482,905
Atlassian Corp. *	7,675	1,628,712
Autodesk, Inc. *	6,300	1,649,340
Intuit, Inc.	5,200	3,192,748
Meta Platforms, Inc.	13,225	7,622,361
Microsoft Corp.	55,000	20,646,450
Paycom Software, Inc.	2,500	546,200
salesforce.com, Inc.	15,225	4,085,781
ServiceNow, Inc. *	2,275	1,811,218

		60,178,586

Transportation - 1.9%
FedEx Corp.	7,575	1,846,634
Union Pacific Corp.	9,200	2,173,408

		4,020,042

Utilities - 0.4%
NextEra Energy, Inc.	13,100	928,659

Total Common Stocks (cost: $71,479,124)		205,474,882

Short-Term Securities - 2.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $5,797,143)	5,797,143	5,797,143

Total Investments in Securities - 100.1% (cost $77,276,267)		211,272,025

Other Assets and Liabilities, net - (0.1)%		(174,273)

Net Assets - 100.0%		$211,097,752

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Large Cap Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	205,474,882	—	—	205,474,882
Short-Term Securities	5,797,143	—	—	5,797,143
Total:	211,272,025	—	—	211,272,025

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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